Provision for legal and administrative proceedings (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) Number	Dec. 31, 2023 BRL (R$) Number	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 24,528,974	R$ 21,351,995
Provision amounts	1,564,293	1,410,299	R$ 1,112,156	R$ 960,881
Municipal Taxes [Member]
IfrsStatementLineItems [Line Items]
Allocating acquisition price	10,216	9,711
TIM S.A [Member]
IfrsStatementLineItems [Line Items]
Allocating acquisition price	70,953	73,819
Consumer Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	148,429	179,815
Civil Proceedings PROCON [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	321,156	258,578
Civil Action [Member]
IfrsStatementLineItems [Line Items]
Provision amount		50,000
Accrued amount	167,000
Civil Proceedings Former Trade Partners [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	51,519	45,770
Civil Proceedings Others [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	21,019	11,964
Civil Proceedings Social Environmental And Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,574	2,053
Anatel [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	17,502
Labor And Social Security Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 209,098	R$ 212,929
Number of labour claims | Number	1,569	1,833
Federal Taxes 1 [Member]
IfrsStatementLineItems [Line Items]
Percentage of provision	11.00%
Provision amounts	R$ 47,232	R$ 44,917
Federal Taxes 2 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts	18,142	17,239
Federal Taxes 3 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts	71,450	68,084
Federal Taxes 4 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts	65,772	60,828
Federal Taxes 5 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts	21,137	20,173
State Taxes [Member]
IfrsStatementLineItems [Line Items]
Provision amounts	27,865	39,219
Revenue from rendering of telecommunication services	100,133	8,460
Claims and legal proccedings for goods receipts and shipments	50,192	47,178
Gratuitous loan	48,751	26,280
Credits related to tax replacement operations	10,461	11,260
Restated amounts	15,005	15,167
Subscription fees	24,316	35,176
Provision on charge of special credit amounts	5,288	34,820
Regulatory Processes [Member]
IfrsStatementLineItems [Line Items]
Cancellation of telecommunications	34,412	32,981
Social Security [Member]
IfrsStatementLineItems [Line Items]
Payment of social security contributions	110,426	113,315
Tax adjustment amount	15,041,050	13,095,822
Labor Contingent Liability 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 267,860	R$ 287,512
Number of labour claims | Number	2,018	3,102
Federal Taxes Tim [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 5,084,626	R$ 3,139,640
Federal Taxes Tim 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,836,078	1,711,566
Federal Taxes Tim 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,599,761
Federal Taxes Tim 3 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	259,073	255,912
Federal Taxes Tim 4 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	81,398	77,697
Federal Taxes Tim 5 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	289,098	318,365
Federal Taxes Tim 6 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	331,962	316,675
Federal Taxes Tim 7 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	310,737
State Taxes Tim [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	11,106,211	10,438,811
State Taxes Tim 1 [Member]
IfrsStatementLineItems [Line Items]
Discount offered	1,422,103	1,338,672
State Taxes Tim 2 [Member]
IfrsStatementLineItems [Line Items]
Employee benefits	490,283	435,326
State Taxes Tim 3 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	830,234	782,497
State Taxes Tim 4 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	4,511,091	4,304,655
State Taxes Tim 5 [Member]
IfrsStatementLineItems [Line Items]
Acquisition of electricity	77,999	134,165
State Taxes Tim 6 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,122,373	996,002
State Taxes Tim 7 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,041,955	726,364
State Taxes Tim 8 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	165,459	148,465
State Taxes Tim 9 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	241,433	339,088
Municipal Taxes Tim [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,876,629	1,712,988
Municipal Taxes Tim 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,558,393	1,431,623
Municipal Taxes Tim 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	98,781	93,172
Municipal Taxes Tim 3 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	170,074	143,150
Regulatory Taxes TIM [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	4,171,941	3,945,550
Regulatory Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 313,115	R$ 201,683
Civil Contingent Liability [Member] | Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Description of additional commitment	In addition, it contemplates the additional commitment to bring mobile broadband, through the 4G network, to 350 municipalities with less than 30 thousand inhabitants thus reaching more than 3.4 million people.
Description of infrastruce implemented	The new infrastructure was implemented in less than three years – more than 99% of the municipalities were served in the first two years and with the Company guaranteeing the sharing regime with the other operators. The service for 350 municipalities was certified by Anatel in June 2023.